Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets, net
Schedule of intangible assets, net

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Software purchased	5,606,954	53,781,164	7,926,363
Copyrights purchased	20,207,547	56,643,425	8,348,208
Subtotal	25,814,501	110,424,589	16,274,571
Less: accumulated amortization	(1,771,321)	(3,151,515)	(464,476)
Intangible assets, net	24,043,180	107,273,074	15,810,095

Schedule of amortization amount of intangible assets

The following is a schedule, by fiscal years, of amortization amount of intangible assets as of June 30, 2026:

	Intangible assets
	RMB	US$
2027	11,043,408	1,627,597
2028	11,041,668	1,627,340
2029	11,041,510	1,627,317
2030	11,041,510	1,627,317
2031 and thereafter	63,104,978	9,300,524
Total	107,273,074	15,810,095